UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-07529
Investment Company Act File Number
Asian Small Companies Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
August 31
Date of Fiscal Year End
November 30, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Asian Small Companies Portfolio	as of November 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.3%

Security	Shares	Value
Australia — 1.9%
Metals & Mining — 1.9%
Saracen Mineral Holdings, Ltd.(1)	4,045,065	$2,531,401

		$2,531,401

Total Australia (identified cost $2,560,301)		$2,531,401

China — 27.1%
Electronic Equipment, Instruments & Components — 1.7%
China High Precision Automation Group, Ltd.	3,293,000	$2,328,512

		$2,328,512

Food Products — 4.4%
China Minzhong Food Corp, Ltd.(1)	3,065,000	$3,156,800
Uni-President China Holdings, Ltd.	4,584,000	2,876,807

		$6,033,607

Household Products — 6.6%
Vinda International Holdings, Ltd.	2,848,000	$3,161,896
Youyuan International Holdings, Ltd.(1)	10,055,000	5,750,821

		$8,912,717

Machinery — 4.4%
China Automation Group, Ltd.	4,431,000	$3,214,997
International Mining Machinery Holdings, Ltd.(1)	3,515,500	2,763,633

		$5,978,630

Metals & Mining — 5.9%
Real Gold Mining, Ltd.(1)	1,881,500	$3,425,530
Sino Prosper State Gold Resources Holdings, Ltd.(1)	72,670,000	4,656,847

		$8,082,377

Real Estate Management & Development — 4.1%
KWG Property Holding, Ltd.	2,351,000	$1,746,866
SOHO China, Ltd.	3,004,500	2,249,179
Yanlord Land Group, Ltd.	1,284,000	1,593,516

		$5,589,561

Total China (identified cost $24,562,369)		$36,925,404

Hong Kong — 0.0%
Textiles, Apparel & Luxury Goods — 0.0%
Peace Mark (Holdings), Ltd.(1)(2)	14,298,000	$0

		$0

Total Hong Kong (identified cost $3,564,461)		$0

India — 13.7%
Chemicals — 1.7%
United Phosphorus, Ltd.	562,040	$2,308,514

		$2,308,514

Security	Shares	Value
Commercial Banks — 3.6%
Allahabad Bank, Ltd.	942,500	$4,900,741

		$4,900,741

Consumer Finance — 1.1%
Shriram Transport Finance Co., Ltd.	82,860	$1,480,634

		$1,480,634

Diversified Consumer Services — 1.7%
Everonn Education, Ltd.	176,770	$2,289,331

		$2,289,331

Household Products — 1.4%
Jyothy Laboratories, Ltd.	338,845	$1,976,331

		$1,976,331

IT Services — 1.3%
Infinite Computer Solutions India, Ltd.	471,284	$1,742,433

		$1,742,433

Metals & Mining — 0.9%
Adhunik Metaliks, Ltd.	500,440	$1,185,350

		$1,185,350

Pharmaceuticals — 2.0%
Aurobindo Pharma, Ltd.	100,770	$2,764,301

		$2,764,301

Total India (identified cost $16,365,454)		$18,647,635

Indonesia — 7.1%
Consumer Finance — 1.0%
Clipan Finance Indonesia Tbk PT	19,902,500	$1,300,367

		$1,300,367

Food Products — 2.5%
Consciencefood Holding, Ltd.(1)	11,273,000	$1,878,335
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,231,000	1,544,479

		$3,422,814

Multiline Retail — 1.2%
Ramayana Lestari Sentosa Tbk PT	18,600,500	$1,625,725

		$1,625,725

Trading Companies & Distributors — 2.4%
AKR Corporindo Tbk PT	20,127,900	$3,251,394

		$3,251,394

Total Indonesia (identified cost $7,525,361)		$9,600,300

Malaysia — 8.1%
Chemicals — 0.9%
HIL Industries Bhd	5,412,300	$1,247,344

		$1,247,344

Construction & Engineering — 1.8%
Mudajaya Group Bhd	2,003,100	$2,497,739

		$2,497,739

Energy Equipment & Services — 1.1%
KNM Group Bhd(1)	8,898,900	$1,489,444

		$1,489,444

Security	Shares	Value
Food Products — 0.7%
United Plantations Bhd	171,400	$919,905

		$919,905

Health Care Equipment & Supplies — 1.9%
Supermax Corp. Bhd	2,001,100	$2,618,752

		$2,618,752

Transportation Infrastructure — 1.7%
PLUS Expressways Bhd	1,631,600	$2,255,278

		$2,255,278

Total Malaysia (identified cost $11,134,723)		$11,028,462

Singapore — 14.0%
Construction & Engineering — 3.1%
PEC, Ltd.	5,316,000	$4,264,605

		$4,264,605

Energy Equipment & Services — 3.8%
Ezion Holdings, Ltd.	10,185,000	$5,124,081

		$5,124,081

Real Estate Investment Trusts (REITs) — 2.0%
CDL Hospitality Trusts	262,000	$408,646
Parkway Life Real Estate Investment Trust	1,830,000	2,244,550

		$2,653,196

Specialty Retail — 2.8%
OSIM International, Ltd.	3,551,000	$3,869,962

		$3,869,962

Transportation Infrastructure — 2.3%
Singapore Airport Terminal Services, Ltd.	1,444,000	$3,137,273

		$3,137,273

Total Singapore (identified cost $13,723,652)		$19,049,117

South Korea — 8.6%
Commercial Banks — 1.3%
Busan Bank	153,210	$1,809,201

		$1,809,201

Containers & Packaging — 1.5%
Lock & Lock Co., Ltd.	64,440	$2,101,459

		$2,101,459

Internet & Catalog Retail — 2.5%
CJ O Shopping Co., Ltd.(1)	14,780	$3,375,297

		$3,375,297

Media — 1.5%
Woongjin Thinkbig Co., Ltd.	98,170	$2,000,585

		$2,000,585

Software — 1.8%
DuzonBizon Co., Ltd.(1)	139,140	$2,481,360

		$2,481,360

Total South Korea (identified cost $10,396,997)		$11,767,902

Security	Shares	Value
Taiwan — 6.5%
Computers & Peripherals — 3.4%
Pegatron Corp.(1)	2,246,000	$3,070,661
Simplo Technology Co., Ltd.	243,210	1,573,291

		$4,643,952

Machinery — 1.3%
Sinmag Bakery Machine Corp.	455,000	$1,764,864

		$1,764,864

Semiconductors & Semiconductor Equipment — 1.8%
Radiant Opto-Electronics Corp.	1,423,000	$2,471,215

		$2,471,215

Total Taiwan (identified cost $7,117,598)		$8,880,031

Thailand — 11.3%
Electronic Equipment, Instruments & Components — 1.3%
Delta Electronics (Thailand) PCL(3)	1,620,700	$1,754,842

		$1,754,842

Food Products — 1.5%
Univanich Palm Oil PCL(3)	716,600	$1,997,140

		$1,997,140

Health Care Providers & Services — 1.9%
Bangkok Chain Hospital PCL(3)	12,206,700	$2,584,511

		$2,584,511

Independent Power Producers & Energy Traders — 1.9%
Glow Energy PCL(3)	1,730,780	$2,588,722

		$2,588,722

Insurance — 2.1%
Bangkok Life Assurance PCL(3)	144,400	$138,531
Bangkok Life Assurance PCL NVDR	2,884,300	2,767,074

		$2,905,605

Oil, Gas & Consumable Fuels — 1.5%
Banpu PCL NVDR	82,150	$2,062,247

		$2,062,247

Real Estate Investment Trusts (REITs) — 1.1%
CPN Retail Growth Leasehold Property Fund	3,979,300	$1,526,956

		$1,526,956

Total Thailand (identified cost $13,043,762)		$15,420,023

Total Common Stocks — 98.3% (identified cost $109,994,678)		$133,850,275

Other Assets, Less Liabilities — 1.7%		$2,338,735

Net Assets — 100.0%		$136,189,010

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

NVDR	-	Non-Voting Depositary Receipt

PCL	-	Public Company Ltd.

(1)		Non-income producing security.

(2)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3)		Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

The Portfolio did not have any open financial instruments at November 30, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at November 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$114,151,646

Gross unrealized appreciation	$25,366,727
Gross unrealized depreciation	(5,668,098)

Net unrealized appreciation	$19,698,629

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Australia	$—	$2,531,401		$—	$2,531,401
China	—	36,925,404		—	36,925,404
Hong Kong	—	—		0	0
India	—	18,647,635		—	18,647,635
Indonesia	1,878,335	7,721,965		—	9,600,300
Malaysia	919,905	10,108,557		—	11,028,462
Singapore	—	19,049,117		—	19,049,117
South Korea	—	11,767,902		—	11,767,902
Taiwan	—	8,880,031		—	8,880,031
Thailand	10,590,702	4,829,321		—	15,420,023

Total Common Stocks	$13,388,942	$120,461,333	*	$0	$133,850,275

Total Investments	$13,388,942	$120,461,333		$0	$133,850,275

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

There was no activity in investments valued based on Level 3 inputs during the period ended November 30, 2010 to require a reconciliation of Level 3 assets.

All Level 3 investments held at November 30, 2010 and August 31, 2010 were valued at $0.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Asian Small Companies Portfolio

By:	/s/ Hon. Robert Lloyd George Hon. Robert Lloyd George
President
Date: January 24, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hon. Robert Lloyd George Hon. Robert Lloyd George
President
Date: January 24, 2011

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer
Date: January 24, 2011